CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Warrant [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2009	$ 4	$ 48	$ 0	$ 139,872	$ (162,777)	$ 1,441	$ 3,045	$ (18,367)
Balance (in shares) at Dec. 31, 2009	3,183,663	47,583,102
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Convertible preferred stock issued	(1)	0	0	0	0	0	0	(1)
Conversion of preferred stock (in shares)	(1,011,903)	26,089,218
Conversion of preferred stock	(1)	26	0	(25)	0	0		0
Conversion of warrants	0	5	0	2,547	0	0		2,552
Conversion of warrants (in shares)	0	4,849,775
Conversion of notes payable	0	0	0	200	0	0		200
Conversion of notes payable (in shares)	0	333,332
Restricted shares issued	0	8	0	2,038	0	0		2,046
Restricted shares issued (in shares)	0	13,870,307
Warrants	0	0	24,438	0	0	0	0	24,438
Common Stock issued in lieu of cash	0	1	0	176	0	0		177
Common Stock issued in lieu of cash (in shares)	0	969,641
Stock options exercise (in shares)								0
Stock-based compensation	0	0	0	142	0	0		142
Dividend distribution	0	0	0	297	(653)	0		(356)
Cash contribution from non-controlling interest	0	0	0	0	0	0	381	381
Preferred units capital accounts of subsidiary	0	0	0		(850)	0	(343)	(1,193)
Foreign exchange translation gain	0	0	0	0	0	53		53
Net income (loss)	0	0	0	0	(17,643)	0	(576)	(18,219)
Balance at Dec. 31, 2010	2	88	24,438	145,247	(181,923)	1,494	2,507	(8,147)
Balance (in shares) at Dec. 31, 2010	2,171,760	93,695,375
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock (in shares)	(872,609)	36,173,750
Conversion of preferred stock	(1)	36		(35)				0
Common stock issuance (in shares)		4,496,429						4,496,429
Common stock issuance		4		2,796				2,800
Stock options exercise (in shares)		102,000						(102,000)
Stock options exercise				13				13
Stock-based compensation				111				111
Restricted stock issued to officer		2		440				442
Dividend distribution				492				492
Foreign exchange translation gain						(1,494)		(1,494)
Discontinued operations					(91)		(2,507)	(2,598)
Net income (loss)					6,155			6,155
Balance at Dec. 31, 2011	1	130	24,438	149,064	(175,859)	0	0	(2,226)
Balance (in shares) at Dec. 31, 2011	1,299,151	134,467,554
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of preferred stock (in shares)	(792,215)	25,669,752
Conversion of preferred stock	(1)	26		(25)
Common stock issuance (in shares)		30,000,000
Common stock issuance		30		6,365				6,395
Warrant exercises (in shares)		1,411,600
Warrants exercised		1	(6,259)	6,258
Stock options exercise (in shares)		304,000
Stock options exercise				38				38
Stock-based compensation				49				49
Restricted stock issued to officer				155				155
Dividend distribution				349				349
Net income (loss)					(9,976)			(9,976)
Balance at Jun. 30, 2012	$ 0	$ 187	$ 18,179	$ 162,253	$ (185,835)			$ (5,216)
Balance (in shares) at Jun. 30, 2012	506,936	191,852,906